Advances to Suppliers, Net (Details) - Schedule of Advances to Suppliers, Net - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Advances to Suppliers Net [Abstract]
Advances to suppliers - Inventories			$ 483,435
Advances to suppliers – Services	[1]	338,166
Less: reserve for amount not recoverable			(1,666)
Total		$ 338,166	$ 481,769

[1]	In 2023, the Company signed a software upgrade and development contract (for internal use) (Interface System), which obligated the software company to perform certain software upgrade and development activities from May to September 2023. As of December 31, 2023, the total contract price was $676,333 and shall be paid using installment payment method (50% within 5 working days after the signing of this contract, 40% within 5 working days upon launching of the official version, and 10% within 30 working days upon launching of the official version). The ownership of the final product belongs to the Company.